CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 45,811	$ 30,990,260	$ (27,675,136)	$ (974,916)	$ 2,386,019
Beginning Balance (Shares) at Dec. 31, 2014	45,811,417
Stock-based compensation		124,458			124,458
Repurchase of shares	$ (149)	(18,752)			(18,901)
Repurchase of shares (Shares)	(149,000)
Loss for the year			(427,365)	35,642	(391,723)
Ending Balance at Dec. 31, 2015	$ 45,662	31,095,966	(28,102,501)	(939,274)	2,099,853
Ending Balance (Shares) at Dec. 31, 2015	45,662,417
Stock-based compensation		104,519			104,519
Private placement	$ 2,500	691,228			693,728
Private placement (Shares)	2,500,000
Repurchase of shares	$ (396)	(69,378)			(69,774)
Repurchase of shares (Shares)	(396,000)
Stock option exercises	$ 408	48,348			48,756
Stock option exercises (Shares)	408,000
Loss for the year			(480,884)	13,173	(467,711)
Ending Balance at Dec. 31, 2016	$ 48,174	31,870,683	(28,583,385)	(926,101)	2,409,371
Ending Balance (Shares) at Dec. 31, 2016	48,174,417
Stock-based compensation		103,001			103,001
Repurchase of shares	$ (554)	(99,685)			(100,239)
Repurchase of shares (Shares)	(554,000)
Stock option exercises	$ 162	18,398			18,560
Stock option exercises (Shares)	162,000
Loss for the year			355,855	98,077	453,932
Ending Balance at Dec. 31, 2017	$ 47,782	$ 31,892,397	$ (28,227,530)	$ (828,024)	$ 2,884,625
Ending Balance (Shares) at Dec. 31, 2017	47,782,417